Basis of Preparation and Presentation	9 Months Ended
Sep. 30, 2024
Basis of Preparation and Presentation [Abstract]
Basis of Preparation and Presentation
2.
BASIS OF PREPARATION AND PRESENTATION

These condensed consolidated interim financial statements of the Company (“Interim Financials”) have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”) applicable to the preparation of interim financial statements, including International Accounting Standards (“IAS”) 34, Interim Financial Reporting. The Interim Financials should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2023 (the “2023 Annual Financials”), which have been prepared in accordance with IFRS.

2.
BASIS OF PREPARATION AND PRESENTATION (continued)

Prior to October 3, 2023, LAC North America did not operate as a separate legal entity. The assets, liabilities, results of operations and cash flows prior to October 3, 2023 were those specifically identifiable to LAC North America including assets, liabilities and expenses relating to Thacker Pass, specified investments, transactions and balances arising from the GM investment, as well as an allocation of certain costs relating to the management of those relevant assets, liabilities and results of operations. Such costs were allocated from the shared corporate expenses of Old LAC based on the estimated level of involvement of Old LAC management and employees with LAC North America.

During the comparative period ended September 30, 2023, Old LAC costs were allocated to LAC North America for corporate administrative expenses and employment costs of Old LAC employees primarily relating to Old LAC employees who provided services including accounting and finance, legal, information technology, human resources, marketing, investor relations, contract support, treasury, administrative and other corporate head office services.

The expenses and cost allocations have been determined on a basis considered by Old LAC to be a reasonable reflection of the utilization of services provided to or the benefit received by LAC North America during the comparative period ended September 30, 2023 presented relative to the total costs incurred by Old LAC.

The Interim Financials are expressed in US dollars (“USD”), the Company’s presentation and functional currency. The accounting policies are the same as those applied in the Company’s 2023 Annual Financials.